Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 11: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Dry Bulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry Bulk Vessel Operations consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and pushboats as well as upriver transport facilities in the Hidrovia region.

The Company measures segment performance based on net income or loss attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month Period Ended September 30, 2018	Three Month Period Ended September 30, 2017	Three Month Period Ended September 30, 2018	Three Month Period Ended September 30, 2017	Three Month Period Ended September 30, 2018	Three Month Period Ended September 30, 2017
Revenue	$85,533	$60,976	$55,920	$59,579	$141,453	$120,555
Administrative fee revenue from affiliates	7,357	6,284	—	—	7,357	6,284
Interest expense and finance cost, net	(22,778)	(21,379)	(9,956)	(7,446)	(32,734)	(28,825)
Depreciation and amortization	(17,389)	(19,023)	(7,255)	(7,156)	(24,644)	(26,179)
Equity in net (losses)/earnings of affiliated companies	(4,231)	901	—	—	(4,231)	901
Net (loss)/income attributable to Navios Holdings common stockholders	(6,111)	(29,509)	4,295	1,177	(1,816)	(28,332)
Total assets	1,806,177	1,996,951	682,680	663,656	2,488,857	2,660,607
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(1,301)	(161)	(10,083)	(7,234)	(11,384)	(7,395)
Investments in affiliates	166,888	185,548	—	—	166,888	185,548
Cash and cash equivalents	50,378	46,155	82,547	68,043	132,925	114,198
Restricted cash	10,056	5,040	—	—	10,056	5,040
Long-term debt (including current and non-current portion)	$1,066,080	$1,204,234	$533,251	$438,981	$1,599,331	$1,643,215

	Drybulk Vessel Operations		Logistics Business		Total
	Nine Month Period Ended September 30, 2018	Nine Month Period Ended September 30, 2017	Nine Month Period Ended September 30, 2018	Nine Month Period Ended September 30, 2017	Nine Month Period Ended September 30, 2018	Nine Month Period Ended September 30, 2017
Revenue	$222,135	$171,758	$168,251	$162,761	$390,386	$334,519
Administrative fee revenue from affiliates	21,488	16,942	—	—	21,488	16,942
Interest expense and finance cost, net	(68,599)	(64,290)	(29,198)	(19,522)	(97,797)	(83,812)
Depreciation and amortization	(53,612)	(58,269)	(21,635)	(19,624)	(75,247)	(77,893)
Equity in net (losses)/earnings of affiliated companies	(13,720)	2,208	—	—	(13,720)	2,208
Net (loss)/income attributable to Navios Holdings common stockholders	(74,141)	(116,394)	6,176	2,085	(67,965)	(114,309)
Total assets	1,806,177	1,996,951	682,680	663,656	2,488,857	2,660,607
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(13,747)	(261)	(16,129)	(36,304)	(29,876)	(36,565)
Investments in affiliates	166,888	185,548	—	—	166,888	185,548
Cash and cash equivalents	50,378	46,155	82,547	68,043	132,925	114,198
Restricted cash	10,056	5,040	—	—	10,056	5,040
Long-term debt (including current and non-current portion)	$1,066,080	$1,204,234	$533,251	$438,981	$1,599,331	$1,643,215

NOTE 18: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Dry Bulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry Bulk Vessel Operations consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and pushboats as well as upriver transport facilities in the Hidrovia region.

The Company measures segment performance based on net income/ (loss) attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Dry Bulk Vessel Operations for the Year Ended December 31, 2017	Logistics Business for the Year Ended December 31, 2017	Total for the Year Ended December 31, 2017
Revenue	$250,433	$212,616	$463,049
Administrative fee revenue from affiliates	23,667	—	23,667
Interest income	6,593	238	6,831
Interest expense and finance cost	(93,264)	(28,347)	(121,611)
Depreciation and amortization	(77,245)	(26,867)	(104,112)
Equity/ (Loss) in net earnings of affiliated companies	4,399	—	4,399
Net (loss)/ income attributable to Navios Holdings common stockholders	(167,892)	1,982	(165,910)
Total assets	1,947,777	682,204	2,629,981
Goodwill	56,240	104,096	160,336
Capital expenditures	(347)	(46,521)	(46,868)
Investment in affiliates	183,160	—	183,160
Cash and cash equivalents	47,744	79,888	127,632
Restricted cash	6,558	—	6,558
Long-term debt, net (including current and noncurrent portion)	$1,149,742	$532,746	$1,682,488

	Dry Bulk Vessel Operations for the Year Ended December 31, 2016	Logistics Business for the Year Ended December 31, 2016	Total for the Year Ended December 31, 2016
Revenue	$199,446	$220,336	$419,782
Administrative fee revenue from affiliates	21,799	—	21,799
Interest income	4,132	815	4,947
Interest expense and finance cost	(89,399)	(24,240)	(113,639)
Depreciation and amortization	(87,197)	(26,628)	(113,825)
Equity/ (Loss) in net earnings of affiliated companies	(202,779)	—	(202,779)
Net (loss)/ income attributable to Navios Holdings common stockholders	(310,306)	6,483	(303,823)
Total assets	2,083,526	669,369	2,752,895
Goodwill	56,240	104,096	160,336
Capital expenditures	(60,420)	(91,173)	(151,593)
Investment in affiliates	160,071	—	160,071
Cash and cash equivalents	70,810	65,182	135,992
Restricted cash	2,486	2,900	5,386
Long-term debt, net (including current and noncurrent portion)	$1,223,146	$427,949	$1,651,095

	Dry Bulk Vessel Operations for the Year Ended December 31, 2015	Logistics Business for the Year Ended December 31, 2015	Total for the Year Ended December 31, 2015
Revenue	$229,772	$251,048	$480,820
Administrative fee revenue from affiliates	16,177	—	16,177
Interest income	1,801	569	2,370
Interest expense and finance cost	(86,069)	(27,082)	(113,151)
Depreciation and amortization	(92,341)	(27,969)	(120,310)
Equity in net earnings of affiliated companies	61,484	—	61,484
Net (loss)/ income attributable to Navios Holdings common stockholders	(148,306)	14,194	(134,112)
Total assets	2,359,299	599,514	2,958,813
Goodwill	56,240	104,096	160,336
Capital expenditures	(7,882)	(27,039)	(34,921)
Investment in affiliates	381,746	—	381,746
Cash and cash equivalents	81,905	81,507	163,412
Restricted cash	13,480	—	13,480
Long-term debt, net (including current and noncurrent portion)	$1,213,740	$367,568	$1,581,308

The following table sets out the Company’s revenue by geographic region. Dry bulk Vessel Operations (excluding administrative fee revenue from affiliates) and Logistics Business revenue are allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels operate worldwide. Logistics business operates different types of tanker vessels, pushboats, and wet and dry barges for delivering a wide range of products between ports in the Paraná, Paraguay and Uruguay River systems in South America (commonly known as the “Hidrovia” or the “waterway”).

Revenues from specific geographic regions which contribute over 10% of revenue are disclosed separately.

Revenue by Geographic Region

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
North America	$5,513	$6,218	$22,317
Europe	124,857	109,267	109,347
Asia	91,552	73,073	87,658
South America	212,616	220,336	253,746
Other	28,511	10,888	7,752
Total	$463,049	$419,782	$480,820

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries. The total net book value of long-lived assets for dry bulk vessels amounted to $1,278,447 and $1,409,415 at December 31, 2017 and 2016, respectively. For Logistics Business, all long-lived assets are located in South America. The total net book value of long-lived assets for the Logistics Business amounted to $563,887 and $544,065 at December 31, 2017 and 2016, respectively.